Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Equipment [Abstract]
Schedule of company's equipment
	2015	2014
Computer equipment and software	$22,786	$22,786
Furniture and other equipment	2,997	2,997
	25,783	25,783
Less: accumulated depreciation	(18,553)	(14,826)
	$7,230	$10,957